SHARE-BASED COMPENSATION (Details) - Summary of granted restricted share units	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Summary of granted restricted share units [Abstract]
Balance at Jan 1	1,581,607
Granted	653,279	1,914,981
Exercised	(219,792)
Cancelled	(132,083)
Balance, June 30	1,883,011	1,914,981